Investments, AFS debt securities - Portfolio of AFS Debt Securities (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2026 INR (₨)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 INR (₨)
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	₨ 10,459,069.8	$ 111,468.3	₨ 9,714,673.5
Gross Unrealized Gains	40,574.6	432.4	209,610.0
Gross Unrealized Losses	252,143.6	2,687.2	14,109.2
Fair Value	10,247,500.8	109,213.5	9,910,174.3
Debt securities, other than asset and mortgage-backed securities
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	10,346,275.0		9,602,070.0
Gross Unrealized Gains	40,039.1		208,495.5
Gross Unrealized Losses	252,030.0		14,041.3
Fair Value	10,134,284.1	$ 108,006.9	9,796,524.2
Debt securities, other than asset and mortgage-backed securities | Government of India securities
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	7,003,249.8		6,871,303.8
Gross Unrealized Gains	32,044.5		135,750.3
Gross Unrealized Losses	192,178.3		6,077.2
Fair Value	6,843,116.0		7,000,976.9
Debt securities, other than asset and mortgage-backed securities | State government securities
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	2,347,446.1		1,646,894.8
Gross Unrealized Gains	2,531.4		39,861.0
Gross Unrealized Losses	53,772.1		2,498.1
Fair Value	2,296,205.4		1,684,257.7
Debt securities, other than asset and mortgage-backed securities | Government securities outside India
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	191,002.2		10,280.7
Gross Unrealized Gains	73.9		74.5
Gross Unrealized Losses	4.5		0.3
Fair Value	191,071.6		10,354.9
Debt securities, other than asset and mortgage-backed securities | Credit substitutes
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	273,691.4		161,308.5
Gross Unrealized Gains	907.3		473.8
Gross Unrealized Losses	1,575.6		602.7
Fair Value	273,023.1		161,179.6
Debt securities, other than asset and mortgage-backed securities | Other corporate/financial institution bonds
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	530,885.5		912,282.2
Gross Unrealized Gains	4,482.0		32,335.9
Gross Unrealized Losses	4,499.5		4,863.0
Fair Value	530,868.0		939,755.1
Mortgage-backed securities
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	44.2		59.4
Gross Unrealized Gains	0.9		2.3
Gross Unrealized Losses	0.2		0.8
Fair Value	44.9		60.9
Asset-backed securities
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	112,750.6		112,544.1
Gross Unrealized Gains	534.6		1,112.2
Gross Unrealized Losses	113.4		67.1
Fair Value	113,171.8		113,589.2
Securities with gross unrealized losses
Schedule of Available-for-sale Securities [Line Items]
Fair Value	6,706,415.2		1,022,535.5
Securities with gross unrealized gains
Schedule of Available-for-sale Securities [Line Items]
Fair Value	₨ 3,541,085.6		₨ 8,887,638.8